N-2	Sep. 01, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001568905
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	333-233501
Document Type	N-2
Document Registration Statement	false
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Entity Registrant Name	PREDEX
Entity Address, Address Line One	4221 North 203rd Street,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Elkhorn
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68022-3474
City Area Code	402
Local Phone Number	493-4603
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Sep. 01, 2023
Effective after 60 Days, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I
Sales Load	None
Early Withdrawal Charge	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.55%
Interest Payments on Borrowed Funds	0.59%
Other Expenses:
Distribution Fee	None
Shareholder Servicing Expenses	0.11%
Remaining Other Expenses	0.45%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Expenses	1.71%
Fee Waiver[2]	(0.01)%
Total Annual Expenses (after fee waiver)	1.70%

1.	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
2.	The Adviser and the Fund have entered into a contractual Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest (if any), acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.10% per annum of the Fund’s average Class I shares daily net assets (Expense Limitation) through August 31, 2024. Expenses may exceed 1.10% if the Fund incurs expenses not subject to the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the time they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded or any then-current expense limitation to be exceeded. The Expense Limitation Agreement will remain in effect through August 31, 2024, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board.

The Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in “Management of PREDEX” starting on page 15 of this prospectus.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$17	$54	$93	$202

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading “Risk Factors.”

The Fund. The Fund is a continuously offered, non-diversified, closed-end management investment company. See “The Fund.” The Fund is an interval fund that will offer to make quarterly repurchases of shares at class-specific net asset value per share (“NAV”). See “Quarterly Repurchases of Shares.”

Investment Objective and Policies. The Fund’s primary investment objective is to seek consistent current income while secondarily seeking long-term capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund invests in privately offered, non-traded, perpetual-life institutional real estate funds (“Institutional Private Funds”). The majority of Institutional Private Funds only accept investors quarterly (the others are more frequent). Additionally, Institutional Private Funds may occasionally be temporarily closed to new investors or additional investments. As a result, when the Fund has cash in its portfolio, it may invest that cash in publicly offered real estate funds or short-term liquid investments such as money market mutual funds or T-Bills, until the next investment “window” of the Institutional Private Funds open.

Publicly offered real estate funds consist of exchange-traded funds (“ETFs”), closed-end funds, mutual funds and other non-traded publicly-offered funds that may offer daily or monthly liquidity (“Public Funds”) that invest the majority of their assets in real estate and real estate related industry securities. Together, Institutional Private Funds and Public Funds are referred to as “Underlying Investment Vehicles.” The Fund refers to the Institutional Private Funds as “institutional” because, due to their unregistered status and high investment minimums, they are marketed and sold to institutional investors. Institutional Private Funds typically invest directly in real estate. Public Funds typically invest directly or indirectly in real estate by investing in securities, i.e. equity real estate investment trusts, commonly referred to as equity REITs. Investors in Underlying Investment Vehicles acquire common stock, partnership or membership interests, or shares of beneficial interest. Neither the Adviser nor any of its affiliates act as the investment adviser or the party responsible for operating any other funds. The Adviser selects Underlying Investment Vehicles without restriction as to capitalization.

The Fund concentrates investments in the real estate industry, because, under normal circumstances, it invests (through Underlying Investment Vehicles) at least 75% of its assets in real estate industry funds. This policy is fundamental and may not be changed without shareholder approval. Based on SEC staff interpretations of the Investment Company Act of 1940, as amended (“1940 Act”), a fund is considered concentrated if it invests 25% or more of its assets in securities of issuers in the same industry or group of industries. The Fund’s SAI contains a list of all of the fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

The Fund may directly use leverage (i.e. borrowing money to make additional investments) and indirectly uses leverage because the Underlying Investment Vehicles in which it invests use leverage. The Fund attempts to limit its investments in Underlying Investment Vehicles to those using leverage of 55% or less. However, because the Adviser’s leverage calculations are based on information that can be as much as 90 days old, the actual leverage in any Underlying Investment Vehicle can, on any day, exceed 55%. When the Adviser makes investment decisions, it attempts to limit the Fund’s indirect use of leverage. The Adviser’s goal is to limit the average use of leverage by all of the Underlying Investment Vehicles in the Fund’s portfolio (as measured by the weighted average of its portfolio) to 35% or less. Here too, because the Adviser’s leverage calculations are based on information that can be as much as 90 days old, the actual weighted average leverage of the Fund’s investment portfolio can, on any day, exceed 35%.

The Fund may borrow for investment purposes, for temporary liquidity and to satisfy repurchase requests from Fund shareholders. The Adviser monitors the Fund’s investment portfolio to measure average leverage based upon the latest information available which is reported at least quarterly for each Underlying Investment Vehicle. However, the Adviser does not have access to more frequent reports on leverage. Thus, the Fund is exposed to the risk of an unexpected increase in leverage by Underlying Investment Vehicles. If an Underlying Investment Vehicle leverage exceeds the Adviser’s expectation, it will investigate the reason for the increase in leverage and request daily leverage reports from that fund’s manager. The Adviser will dispose of the position if it determines that the increase in leverage is an active decision of the fund manager or non-temporary. See “Investment Objective, Policies and Strategies.” The Fund invests, through Underlying Investment Vehicles, without restriction as to issuer capitalization.

Investment Strategy. The Fund invests in Institutional Private Funds and Public Funds. The Adviser selects Underlying Investment Vehicles based on the Adviser’s assessment of each fund’s ability to produce consistent current income while secondarily seeking long-term capital appreciation with moderate volatility and low correlation to the broader markets. The Adviser measures consistent current income by examining an Underlying Investment Vehicle’s history of its income returns that are reported on a quarterly basis.

Institutional Private Funds

The Adviser selects Institutional Private Funds that meet the following criteria:

○	Real Estate - at least 80% of its gross assets must be invested in private equity direct real estate.

○	Domain - at least 95% of the aggregate properties gross market value must be invested in US markets.

○	Stabilized - at least 75% of its gross assets must be invested in properties that are 75% or more leased.

○	Leverage - no more than 55% leverage. Leverage is borrowing money to make additional investments.

The Adviser relies upon quarterly or more frequent reports, if available, from Institutional Private Funds to monitor consistency with the criteria above and will adjust the Fund’s investment portfolio to maintain the criteria above.

Public Funds

Because the majority of Institutional Private Funds only accept investors quarterly (the others are more frequent), the Fund may have significant assets invested in Public Funds between quarter ends. The Adviser may also select from the non-traded publicly-offered subset of Public Funds as part of its long-term investment strategy. The Adviser may select Public Funds that invest in real estate and real estate related securities that the Adviser believes will deliver consistent current income based on the Adviser’s evaluation of fund expenses, management experience, investment objective and strategy. The Adviser may sell Public Fund shares to make investments in Institutional Private Funds and to fund quarterly repurchases of the Fund’s shares.

Underlying Investment Vehicles

Both Institutional Private Funds and Public Funds may invest in interest rate swaps and caps to hedge interest rate risk.

Investment Adviser and Fee. Union Square Capital Partners, LLC (“USCP”), located at 235 Whitehorse Lane, Suite 200, Kennett Square, PA 19348, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. USCP was formed as a Delaware limited liability company in October 2016 for the purpose of advising funds and has over $300 million in assets under management. The Adviser is entitled to receive a monthly fee at the annual rate of 0.55% of the Fund’s daily average net assets. The Adviser and the Fund have entered into a contractual expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest (if any), acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.10% per annum of the Fund’s average Class I shares daily net assets (the “Expense Limitation”) through August 31, 2024. Expenses may exceed 1.10% if the Fund incurs expenses not subject to the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the time they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded or any then-current expense limitation to be exceeded. The Expense Limitation Agreement will remain in effect through August 31, 2024, unless and until the Board of Trustees (the “Board”) approves its modification or termination. This agreement may be terminated only by the Fund’s Board. After its term, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion. See “Management of PREDEX.”

Administrator, Accounting Agent and Transfer Agent. Ultimus Fund Solutions, LLC (“UFS”) serves as the administrator, accounting agent and transfer agent of the Fund. See “Management of PREDEX.”

Closed-End Fund Structure. Closed-end funds differ from open end management investment companies (commonly referred to as mutual funds) in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of shares (at least 5%) quarterly, which is discussed in more detail in the next paragraph regarding Investor Suitability.

Investor Suitability. An investment in the Fund involves a considerable amount of risk. The Fund’s Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder’s investment. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity where the only source of liquidity is the Fund’s quarterly offer to repurchase 5% of the shares outstanding at class-specific NAV. The Fund’s shares should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Repurchases of Shares. The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at class-specific NAV, of no less than 5% of its shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. The Fund maintains liquid securities (Public Funds, money market mutual funds, short-term U.S. T-Bills) or access to a bank line of credit in amounts sufficient to meet quarterly redemption requirements. From the time it sends a notification to shareholders of the repurchase offer until the repurchase pricing date, a percentage of the Fund’s assets equal to at least 100% of the repurchase offer amount shall consist of liquid securities, or, in the alternative, access to a bank line of credit. For example, if the Fund offers to repurchase 5% of its shares, then at least 5% of its net assets will be represented by liquid securities, or, in the alternative, access to a bank line of credit. See “Quarterly Repurchases of Shares.”

Summary of Risks

Investing in the Fund involves risks. You may receive little or no return on your investment or you may lose your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. See “Risk Factors.” The following describes the principal investment risks faced by the Fund.

Distribution Policy Risk. The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a payment that is a return of capital, rather than a distribution (i.e. dividend and capital gain distributions). A return of capital results in less of a shareholder’s assets being invested in the Fund and, over time, increases the Fund’s expense ratio. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Health Crisis Risk. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Institutional Private Fund Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level. The Fund’s performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. The majority of Institutional Private Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser’s ability to terminate investments in Institutional Private Funds. If values are falling, the Fund will not be able to sell its Institutional Private Funds and the value of Fund shares will decline. Institutional Private Funds are not publicly traded and therefore are not liquid investments. As a result, the Fund’s Board will depend on the Institutional Private Funds to provide a valuation of the Fund’s investment to the Adviser (as the Board’s valuation designee) as part of the fair valuation process. These values could vary from the fair value of the investment that may be obtained if such investment were eventually sold to a third party. Each Institutional Private Fund relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations. These managers may have a valuation conflict of interest because higher valuations generate higher management fees. In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act. For example, Institutional Private Funds may not require shareholder approval of advisory contracts, may employ high leverage, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC. The Fund’s Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder’s investment. By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund in which the Fund invests and will not have the ability to exercise any rights attributable to an investor in any such underlying fund.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the performance of the investment manager, the financial leverage of the issuer, and reduced demand for the properties and services of the issuer. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence because the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk. There is currently no secondary market for Fund shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may have a tendency to trade frequently at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at class-specific NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through the Fund’s repurchase policy of offering to repurchase a limited amount of shares (at least 5%) quarterly. The Fund’s Institutional Private Fund investments are also subject to liquidity risk because they generally offer only quarterly redemption. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Adviser regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund’s Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder’s investment.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Public Fund Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees and expenses at the Public Fund level. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expense. Closed-end funds typically trade at discounts to their net asset value and this discount may worsen following an investment by the Fund. The Fund’s performance depends, in part, upon the performance of the fund managers and their strategies. Each Public Fund is subject to its strategy-specific risks: varying amounts of leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk.

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in Underlying Investment Vehicles that invest principally in real estate and real estate related industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more asset classes and economic sectors. The Adviser monitors each Underlying Investment Vehicle, using the most currently available information, to assure adherence to the vehicle’s real estate investment strategy as described in its offering materials. The Adviser will dispose of an investment if it fails to maintain a real estate investment strategy. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

REIT Risk. Equity REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors: supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. Fund shareholders will also indirectly bear fees and expenses of equity REITs in addition to those at the Fund level.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.

The Fund is indirectly exposed to the following risks through its investments in Underlying Investment Vehicles.

Interest Rate Swap and Cap Risk. Interest rate swap and cap agreements are subject to the risk that the counterparty to the agreement will default on its obligation to pay the Underlying Investment Vehicle. These agreements are also subject to leverage risk, because payments are based on “notional” amounts that exceed the amount invested, if any.

Leveraging Risk. The use of leverage (borrowing money to purchase properties or securities) will cause the Fund and an Underlying Investment Vehicle to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or the Underlying Investment

Vehicle is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. When an Underlying Investment Vehicle uses leverage, the Fund indirectly uses leverage and is subject to the same risks. The Adviser receives quarterly reports on leverage. Thus, the Fund is exposed to the risk of an unexpected increase in leverage by Underlying Investment Vehicles. If an Underlying Investment Vehicle’s leverage exceeds the Adviser’s expectation that is based on offering documents and quarterly reports, it will request daily leverage reports from that fund’s manager, but cannot compel daily reporting.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks the Fund faces through its investments in Underlying Investment Vehicles as well as its direct risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Distribution Policy Risk. The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a distribution being reclassified as a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Fund’s distributions may be reclassified such that they consist in whole or in part of a return of capital. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Health Crisis Risk. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Institutional Private Fund Risk. The Fund’s shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level. The Fund’s performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. The majority of Institutional Private Funds have withdrawal limitations in the form of quarterly redemptions (the others are more frequent). These redemption provisions, also restrict the Adviser’s ability to terminate investments in Institutional Private Funds. If values are falling, the Fund will not be able to sell its Institutional Private Funds and the value of Fund shares will decline. Institutional Private Funds are not publicly traded and therefore are not liquid investments. As a result, the Fund’s Board of Trustees will depend on the Institutional Private Funds to provide a valuation of the Fund’s investment to the Adviser (as the Board’s valuation designee) as part of the fair valuation process. These values could vary from the fair value of the investment that may be obtained if such investment were eventually sold to a third party. Each Institutional Private Fund relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations. These managers may have a valuation conflict of interest because higher valuations generate higher management fees. In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act. For example, Institutional Private Funds may not require shareholder approval of advisory contracts, employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC. These characteristics expose shareholders to the possible risk of total loss on a shareholder’s investment. By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund in which the Fund invests and will not have the ability to exercise any rights attributable to an investor in any such underlying fund.

The Fund may not be able to invest in certain Institutional Private Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Institutional Private Fund. The Fund’s investments in certain Institutional Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Lock-up periods are minimum holding periods and periods when the issuer temporarily suspends redemptions, which typically occur during periods of market volatility or high levels of redemption requests by Institutional Private Fund investors. The Fund may invest indirectly a substantial portion of its assets in Institutional Private Funds that follow a particular type of investment strategy, which exposes the Fund to the risks of that strategy. Most of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Institutional Private Funds have made an election to be treated as a REIT for federal tax purposes or operative subsidiaries that have made such an election. Consequently, the tax risks described below under “REIT Tax Risk” also apply to these Institutional Private Funds or their subsidiaries.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may have a tendency to trade frequently at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at class-specific NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through the Fund’s repurchase policy of offering to repurchase a limited amount of shares (at least 5%) quarterly. The Fund’s Institutional Private Fund investments are also subject to liquidity risk because the majority of Institutional Private Funds offer only quarterly redemption (the others are more frequent). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Adviser regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk. The Fund’s Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder’s investment. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Real estate related investments may be more volatile and/or lower than other segments of the securities market.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Public Fund Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees and expenses at the Public Fund level. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expense. Closed-end funds typically trade at discounts to their net asset value and this discount may worsen following an investment by the Fund. The Fund’s performance depends, in part, upon the performance of the mutual fund managers and their strategies. Each Public Fund is subject to its strategy-specific risks: varying amounts of leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk. Index based Public Funds returns are lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in Underlying Investment Vehicles that invest principally in real estate and real estate related industry securities, its portfolio returns will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Adviser monitors each Underlying Investment Vehicle, using the most currently available information, to assure adherence to the vehicle’s real estate investment strategy as described in its offering materials. The Adviser will dispose of an investment if it fails to maintain a real estate investment strategy. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain Underlying Investment Vehicles may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the Underlying Investment Vehicles may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to certain policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from a number of properties and, as a result, adversely affect investment performance.

Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of real estate companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations.

Financial Leverage. Underlying Investment Vehicles may be leveraged and financial covenants may affect the ability of Underlying Investment Vehicles to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Underlying Investment Vehicle may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs: governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

REIT Risk. Equity REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors: supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Fund shareholders will also indirectly bear fees and expenses of equity REITs in addition to those at the Fund level.

REIT Tax Risk. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. Equity REITs invest in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Equity REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by equity REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in equity REITs may include an additional risk to shareholders. Some or all of an equity REIT’s annual distributions to its investors may constitute a nontaxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the equity REIT investment, but not below zero. To the extent the distributions from a particular equity REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because equity REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also be deemed to be a nontaxable return of capital. Shareholders that receive such a payment will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the return of capital exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to those shareholders. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

The Fund is indirectly exposed to the following risks through its investments in Underlying Investment Vehicles.

Interest Rate Swap and Cap Risk. Interest rate swap and cap agreements are subject to the risk that the counterparty to the agreement will default on its obligation to pay the Underlying Investment Vehicle. These agreements are subject to leverage risk, because payments are based on “notional” amounts that exceed the amount invested, if any. Leverage risk will amplify an Underlying Investment Vehicle’s losses. Swap and cap agreements may also involve fees, commissions or other costs that may reduce an Underlying Investment Vehicle’s gains from such an agreement or may cause the Underlying Investment Vehicle to lose money. Interest rate caps are subject to the loss of the total initial payment if the reference floating rate does not exceed the agreed upon threshold rate.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund and an Underlying Investment Vehicle to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund and an Underlying Investment Vehicle to have higher expenses (mostly interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or the Underlying Investment Vehicle is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. When an Underlying Investment Vehicle uses leverage, the Fund indirectly uses leverage and is subject to the same risks. The Adviser typically receives quarterly reports on leverage. Thus, the Fund is exposed to the risk of an unexpected increase in leverage by Underlying Investment Vehicles. If an Underlying Investment Vehicle’s leverage exceeds the Adviser’s expectation that is based on offering documents and quarterly reports, it will request daily leverage reports from that fund’s manager, but cannot compel daily reporting.

Non-Principal Investment Strategy

Through its investments in Underlying Investment Vehicles, the Fund may have an indirect allocation of a non-principal amount of its assets in debt securities. Both Institutional Private Funds and Public Funds may invest in debt instruments (mortgage notes, secured notes, senior notes and subordinated notes) that will not be rated by a credit rating agency and can include debt that would be considered “junk.” In the event of an increase in debt investments by an Underlying Investment Vehicle, the Adviser evaluates whether disposing of the investment is in the best interests of the Fund, but will not necessarily sell the investment.

The Fund is indirectly exposed to the following debt risks though its investments in Underlying Investment Vehicles. When Underlying Investment Vehicles invest in debt securities, the value of your investment in the Fund will decline when interest rates rise. In general, the market price of debt securities with longer maturities will decrease more in response to changes in interest rates than shorter-term securities. Junk debt instruments are highly speculative and risky, and have significant credit risk (the debtor may default). A decline in the credit quality of a debt security held by an Underlying Investment Vehicle will not require the Fund to dispose of the Underlying Investment Vehicle. However, the Adviser evaluates such securities to determine whether to keep them in the Fund’s portfolio. Debt securities also have prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. During periods of rising interest rates, prepayment rates usually decrease and the Fund may have fewer prepayment proceeds to reinvest at interest higher rates.

Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Underwriters Compensation [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%
Interest Expenses on Borrowings [Percent]	0.59%
Distribution/Servicing Fees [Percent]	0.00%
Other Feeder Fund Expenses [Percent]	0.11%
Other Master Fund Expenses [Percent]	0.45%
Acquired Fund Fees and Expenses [Percent]	0.01%	[1]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	1.71%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[2]
Net Expense over Assets [Percent]	1.70%
Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	54
Expense Example, Years 1 to 5	93
Expense Example, Years 1 to 10	$ 202
Class T [Member]
Fee Table [Abstract]
Sales Load [Percent]	4.25%
Underwriters Compensation [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%
Interest Expenses on Borrowings [Percent]	0.61%
Distribution/Servicing Fees [Percent]	0.25%
Other Feeder Fund Expenses [Percent]	0.25%	[3]
Other Master Fund Expenses [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	0.01%	[4]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	2.11%	[4]
Waivers and Reimbursements of Fees [Percent]	(0.14%)	[5],[6]
Net Expense over Assets [Percent]	1.97%
Class W [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Underwriters Compensation [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%
Interest Expenses on Borrowings [Percent]	0.61%
Distribution/Servicing Fees [Percent]	0.25%
Other Feeder Fund Expenses [Percent]	0.25%	[3]
Other Master Fund Expenses [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	0.01%	[4]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	2.11%	[4]
Waivers and Reimbursements of Fees [Percent]	(0.14%)	[5],[6]
Net Expense over Assets [Percent]	1.97%
Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a distribution being reclassified as a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Fund’s distributions may be reclassified such that they consist in whole or in part of a return of capital. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Health Crisis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Health Crisis Risk. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Institutional Private Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Private Fund Risk. The Fund’s shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level. The Fund’s performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. The majority of Institutional Private Funds have withdrawal limitations in the form of quarterly redemptions (the others are more frequent). These redemption provisions, also restrict the Adviser’s ability to terminate investments in Institutional Private Funds. If values are falling, the Fund will not be able to sell its Institutional Private Funds and the value of Fund shares will decline. Institutional Private Funds are not publicly traded and therefore are not liquid investments. As a result, the Fund’s Board of Trustees will depend on the Institutional Private Funds to provide a valuation of the Fund’s investment to the Adviser (as the Board’s valuation designee) as part of the fair valuation process. These values could vary from the fair value of the investment that may be obtained if such investment were eventually sold to a third party. Each Institutional Private Fund relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations. These managers may have a valuation conflict of interest because higher valuations generate higher management fees. In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act. For example, Institutional Private Funds may not require shareholder approval of advisory contracts, employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC. These characteristics expose shareholders to the possible risk of total loss on a shareholder’s investment. By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund in which the Fund invests and will not have the ability to exercise any rights attributable to an investor in any such underlying fund.

The Fund may not be able to invest in certain Institutional Private Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Institutional Private Fund. The Fund’s investments in certain Institutional Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Lock-up periods are minimum holding periods and periods when the issuer temporarily suspends redemptions, which typically occur during periods of market volatility or high levels of redemption requests by Institutional Private Fund investors. The Fund may invest indirectly a substantial portion of its assets in Institutional Private Funds that follow a particular type of investment strategy, which exposes the Fund to the risks of that strategy. Most of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Institutional Private Funds have made an election to be treated as a REIT for federal tax purposes or operative subsidiaries that have made such an election. Consequently, the tax risks described below under “REIT Tax Risk” also apply to these Institutional Private Funds or their subsidiaries.

Issuerand Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may have a tendency to trade frequently at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at class-specific NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through the Fund’s repurchase policy of offering to repurchase a limited amount of shares (at least 5%) quarterly. The Fund’s Institutional Private Fund investments are also subject to liquidity risk because the majority of Institutional Private Funds offer only quarterly redemption (the others are more frequent). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The judgments of the Adviser regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk. The Fund’s Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder’s investment. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Real estate related investments may be more volatile and/or lower than other segments of the securities market.

Not a Complete Investment Program. An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.

Public Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Fund Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees and expenses at the Public Fund level. Investments in ETFs and closed-end funds cause the Fund to incur brokerage expense. Closed-end funds typically trade at discounts to their net asset value and this discount may worsen following an investment by the Fund. The Fund’s performance depends, in part, upon the performance of the mutual fund managers and their strategies. Each Public Fund is subject to its strategy-specific risks: varying amounts of leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk. Index based Public Funds returns are lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in Underlying Investment Vehicles that invest principally in real estate and real estate related industry securities, its portfolio returns will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Adviser monitors each Underlying Investment Vehicle, using the most currently available information, to assure adherence to the vehicle’s real estate investment strategy as described in its offering materials. The Adviser will dispose of an investment if it fails to maintain a real estate investment strategy. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain Underlying Investment Vehicles may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the Underlying Investment Vehicles may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to certain policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from a number of properties and, as a result, adversely affect investment performance.

Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of real estate companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations.

Financial Leverage. Underlying Investment Vehicles may be leveraged and financial covenants may affect the ability of Underlying Investment Vehicles to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Underlying Investment Vehicle may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs: governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Equity REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors: supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Fund shareholders will also indirectly bear fees and expenses of equity REITs in addition to those at the Fund level.

R E I T Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Tax Risk. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. Equity REITs invest in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Equity REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by equity REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in equity REITs may include an additional risk to shareholders. Some or all of an equity REIT’s annual distributions to its investors may constitute a nontaxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the equity REIT investment, but not below zero. To the extent the distributions from a particular equity REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because equity REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also be deemed to be a nontaxable return of capital. Shareholders that receive such a payment will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the return of capital exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to those shareholders. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

The Fund is indirectly exposed to the following risks through its investments in Underlying Investment Vehicles.

Interest Rate Swapand Cap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Swap and Cap Risk. Interest rate swap and cap agreements are subject to the risk that the counterparty to the agreement will default on its obligation to pay the Underlying Investment Vehicle. These agreements are subject to leverage risk, because payments are based on “notional” amounts that exceed the amount invested, if any. Leverage risk will amplify an Underlying Investment Vehicle’s losses. Swap and cap agreements may also involve fees, commissions or other costs that may reduce an Underlying Investment Vehicle’s gains from such an agreement or may cause the Underlying Investment Vehicle to lose money. Interest rate caps are subject to the loss of the total initial payment if the reference floating rate does not exceed the agreed upon threshold rate.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund and an Underlying Investment Vehicle to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund and an Underlying Investment Vehicle to have higher expenses (mostly interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or the Underlying Investment Vehicle is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. When an Underlying Investment Vehicle uses leverage, the Fund indirectly uses leverage and is subject to the same risks. The Adviser typically receives quarterly reports on leverage. Thus, the Fund is exposed to the risk of an unexpected increase in leverage by Underlying Investment Vehicles. If an Underlying Investment Vehicle’s leverage exceeds the Adviser’s expectation that is based on offering documents and quarterly reports, it will request daily leverage reports from that fund’s manager, but cannot compel daily reporting.

Non-Principal Investment Strategy

Through its investments in Underlying Investment Vehicles, the Fund may have an indirect allocation of a non-principal amount of its assets in debt securities. Both Institutional Private Funds and Public Funds may invest in debt instruments (mortgage notes, secured notes, senior notes and subordinated notes) that will not be rated by a credit rating agency and can include debt that would be considered “junk.” In the event of an increase in debt investments by an Underlying Investment Vehicle, the Adviser evaluates whether disposing of the investment is in the best interests of the Fund, but will not necessarily sell the investment.

The Fund is indirectly exposed to the following debt risks though its investments in Underlying Investment Vehicles. When Underlying Investment Vehicles invest in debt securities, the value of your investment in the Fund will decline when interest rates rise. In general, the market price of debt securities with longer maturities will decrease more in response to changes in interest rates than shorter-term securities. Junk debt instruments are highly speculative and risky, and have significant credit risk (the debtor may default). A decline in the credit quality of a debt security held by an Underlying Investment Vehicle will not require the Fund to dispose of the Underlying Investment Vehicle. However, the Adviser evaluates such securities to determine whether to keep them in the Fund’s portfolio. Debt securities also have prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. During periods of rising interest rates, prepayment rates usually decrease and the Fund may have fewer prepayment proceeds to reinvest at interest higher rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange St
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	Corporation Trust Center

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[2]	The Adviser and the Fund have entered into a contractual Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest (if any), acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.10% per annum of the Fund’s average Class I shares daily net assets (Expense Limitation) through August 31, 2024. Expenses may exceed 1.10% if the Fund incurs expenses not subject to the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the time they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded or any then-current expense limitation to be exceeded. The Expense Limitation Agreement will remain in effect through August 31, 2024, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board.
[3]	Class T and Class W did not have any shareholder service fees for the year ended April 30, 2023 and are estimated at the maximum amount for the current fiscal year.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because of the use of estimates and because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
[5]	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund until at least August 31, 2024 (including organizational and offering expenses, but excluding interest (if any), acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.35% per annum of the Fund’s Class T shares average daily net assets or 1.35% per annum of the Fund’s Class W shares average daily net assets, (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded or any then-current expense limitation to be exceeded. The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination.
[6]	The Adviser did not waive any fees for the year ended April 30, 2023. The fee waiver is presented herein due to the effect of the potential maximum shareholder serving expense described in note 1.